PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .4%
Australia : 2 .3%
28,911
Ampol Ltd.
$ 683,819
0 .3
160,980
Aurizon Holdings Ltd.
396,822
0 .2
103,106
Brambles Ltd.
983,094
0 .4
226,473
Medibank Pvt Ltd.
567,009
0 .2
77,860  QBE Insurance Group
Ltd.
801,694
0 .3
512,184
Telstra Group Ltd.
1,350,804
0 .6
94,617
Transurban Group
831,235
0 .3
5,614,477
2 .3
Bermuda : 1 .0%
17,568
Axis Capital Holdings Ltd.
1,045,647
0 .4
3,706
Everest Re Group Ltd.
1,426,699
0 .6
2,472,346
1 .0
Brazil : 0 .4%
42,668
XP, Inc. - Class A
1,048,779
0 .4
Canada : 2 .2%
20,575
Cenovus Energy, Inc.
333,314
0 .1
9,185
iA Financial Corp., Inc.
624,426
0 .3
16,322
Parkland Corp.
556,996
0 .2
9,356
Pembina Pipeline Corp.
322,270
0 .1
8,270  Rogers Communications,
Inc. - Class B
386,296
0 .2
28,348
Suncor Energy, Inc.
938,713
0 .4
15,861
TELUS Corp.
284,081
0 .1
9,675
Thomson Reuters Corp.
1,436,444
0 .6
5,543  West Fraser Timber Co.
Ltd.
440,777
0 .2
5,323,317
2 .2
Denmark : 0 .6%
49,929
Danske Bank A/S
1,340,668
0 .6
Finland : 0 .6%
5,025
Elisa Oyj
228,946
0 .1
87,976
Nordea Bank Abp
1,084,070
0 .5
1,313,016
0 .6
France : 2 .2%
42,649
AXA SA
1,431,522
0 .6
8,548
BNP Paribas SA
574,288
0 .2
31,332
Getlink SE
539,882
0 .2
120,354
Orange SA
1,431,235
0 .6
7,875
Sanofi
788,643
0 .3
4,291
Thales SA
627,574
0 .3
5,393,144
2 .2
Germany : 1 .1%
3,962
Allianz SE
1,058,547
0 .4
16,705
Daimler Truck Holding AG
596,987
0 .3
3,936
Heidelberg Materials AG
363,466
0 .2
6,697
(1)
Scout24 SE
493,100
0 .2
2,512,100
1 .1
Hong Kong : 1 .5%
296,500  BOC Hong Kong Holdings
Ltd.
710,650
0 .3
164,000  CK Hutchison Holdings
Ltd.
847,030
0 .4
259,000
Hang Lung Properties Ltd.
300,689
0 .1
11,400  Jardine Matheson
Holdings Ltd.
459,249
0 .2
75,700
Link REIT
379,687
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
103,500  Power Assets Holdings
Ltd.
$ 606,012
0 .2
233,000  SITC International
Holdings Co. Ltd.
353,541
0 .1
3,656,858
1 .5
Israel : 0 .2%
54,473
Bank Leumi Le-Israel BM
413,732
0 .2
Italy : 1 .3%
432,162
Intesa Sanpaolo SpA
1,331,613
0 .6
51,454
(1)
Poste Italiane SpA
557,947
0 .2
40,320
UniCredit SpA
1,181,051
0 .5
3,070,611
1 .3
Japan : 7 .0%
40,400
Asahi Kasei Corp.
306,375
0 .1
57,800  Central Japan Railway
Co.
1,444,575
0 .6
35,600  Chubu Electric Power
Co., Inc.
461,828
0 .2
25,400  Daiwa House Industry
Co. Ltd.
785,418
0 .3
205,500
ENEOS Holdings, Inc.
829,923
0 .3
18,000
Japan Airlines Co. Ltd.
345,884
0 .1
46,700
Japan Post Bank Co. Ltd.
485,673
0 .2
160,400  Japan Post Holdings Co.
Ltd.
1,535,458
0 .6
66,700
Japan Tobacco, Inc.
1,758,038
0 .7
9,900
NEC Corp.
646,913
0 .3
676,900  Nippon Telegraph &
Telephone Corp.
850,020
0 .4
10,700
Nitto Denko Corp.
887,649
0 .4
2,800
Obic Co. Ltd.
430,107
0 .2
16,200
ORIX Corp.
312,810
0 .1
32,800
SCSK Corp.
644,016
0 .3
12,100
Secom Co. Ltd.
878,222
0 .4
15,700
Seiko Epson Corp.
229,179
0 .1
25,200
Sekisui Chemical Co. Ltd.
359,794
0 .2
59,200
Sekisui House Ltd.
1,336,392
0 .6
25,000  Sumitomo Mitsui Financial
Group, Inc.
1,300,335
0 .5
24,900  Takeda Pharmaceutical
Co. Ltd.
731,823
0 .3
18,900
USS Co. Ltd.
357,426
0 .1
16,917,858
7 .0
Jordan : 0 .2%
20,631  Hikma Pharmaceuticals
PLC
503,335
0 .2
Netherlands : 1 .7%
378,087
Koninklijke KPN NV
1,286,149
0 .5
31,926
NN Group NV
1,308,585
0 .6
10,032
Wolters Kluwer NV
1,478,882
0 .6
4,073,616
1 .7
New Zealand : 0 .1%
85,316
Spark New Zealand Ltd.
277,174
0 .1
Norway : 0 .3%
29,645
Aker BP ASA
786,826
0 .3

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore : 0 .4%
800,300
Genting Singapore Ltd.
$ 601,030
0 .3
24,100  Oversea-Chinese Banking
Corp. Ltd.
230,525
0 .1
831,555
0 .4
Spain : 1 .9%
15,030  ACS Actividades de
Construccion y Servicios
SA
593,089
0 .3
4,069
(1)
Aena SME SA
719,832
0 .3
28,509  Industria de Diseno Textil
SA
1,218,965
0 .5
35,371
Red Electrica Corp. SA
588,575
0 .2
47,890
Repsol SA
707,250
0 .3
181,663
Telefonica SA
739,154
0 .3
4,566,865
1 .9
Sweden : 0 .7%
55,106  Svenska Handelsbanken
AB - Class A
594,061
0 .3
16,256
Swedbank AB - Class A
331,265
0 .1
254,042
Telia Co. AB
655,219
0 .3
1,580,545
0 .7
Switzerland : 1 .4%
19,441
Holcim AG
1,484,882
0 .6
12,388
Novartis AG, Reg
1,281,090
0 .6
1,791
Roche Holding AG
509,927
0 .2
3,275,899
1 .4
United Kingdom : 4 .2%
81,110
Amcor PLC
764,867
0 .3
94,808
BAE Systems PLC
1,412,303
0 .6
48,969  British American Tobacco
PLC
1,443,781
0 .6
206,803
Centrica PLC
361,916
0 .2
16,838
GSK PLC
333,017
0 .1
57,931
Imperial Brands PLC
1,390,640
0 .6
85,343
Sage Group PLC
1,270,579
0 .5
30,178
Smiths Group PLC
618,456
0 .3
257,081
Vodafone Group PLC
218,555
0 .1
17,645
Whitbread PLC
799,811
0 .3
6,321
Willis Towers Watson PLC
1,556,862
0 .6
10,170,787
4 .2
United States : 66 .1%
23,604
AbbVie, Inc.
3,880,498
1 .6
1,512
Acuity Brands, Inc.
360,098
0 .2
10,837
AECOM
955,715
0 .4
20,723
Agree Realty Corp.
1,235,298
0 .5
4,340
ALLETE, Inc.
256,537
0 .1
5,419  Allison Transmission
Holdings, Inc.
328,066
0 .1
42,921
Altria Group, Inc.
1,721,991
0 .7
14,825
Amdocs Ltd.
1,359,156
0 .6
20,325  American Electric Power
Co., Inc.
1,588,196
0 .7
742
Ameriprise Financial, Inc.
287,028
0 .1
7,499
AmerisourceBergen Corp.
1,744,867
0 .7
7,690
AMETEK, Inc.
1,246,165
0 .5
8,900
Amgen, Inc.
2,796,914
1 .2
3,895
Aon PLC - Class A
1,162,385
0 .5
24,503  Apartment Income REIT
Corp.
801,003
0 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
9,609
AptarGroup, Inc.
$ 1,248,017
0 .5
7,226
Assurant, Inc.
1,213,607
0 .5
6,737
Atmos Energy Corp.
767,614
0 .3
5,513  Automatic Data
Processing, Inc.
1,354,985
0 .6
2,207  AvalonBay Communities,
Inc.
395,075
0 .2
25,962
Avnet, Inc.
1,176,079
0 .5
41,302
Baker Hughes Co.
1,177,107
0 .5
41,616
Bristol-Myers Squibb Co.
2,033,774
0 .8
20,371  Brixmor Property Group,
Inc.
457,125
0 .2
8,336
Brown & Brown, Inc.
646,540
0 .3
13,633
Cardinal Health, Inc.
1,488,587
0 .6
23,290
Chevron Corp.
3,433,645
1 .4
13,096
Church & Dwight Co., Inc.
1,307,636
0 .5
7,219
Cigna Group
2,172,558
0 .9
1,734
Cintas Corp.
1,048,324
0 .4
58,536
Cisco Systems, Inc.
2,937,336
1 .2
28,551
Citigroup, Inc.
1,603,710
0 .7
8,105
CME Group, Inc.
1,668,333
0 .7
12,416
CNO Financial Group, Inc.
337,467
0 .1
13,152
Coca-Cola Co.
782,412
0 .3
22,376
Colgate-Palmolive Co.
1,884,059
0 .8
22,080  Commerce Bancshares,
Inc.
1,150,810
0 .5
37,372
Coterra Energy, Inc.
929,815
0 .4
9,611
CSX Corp.
343,113
0 .1
27,885
CVS Health Corp.
2,073,807
0 .9
31,201
Dow, Inc.
1,672,374
0 .7
20,403
DT Midstream, Inc.
1,095,437
0 .5
11,348
DTE Energy Co.
1,196,306
0 .5
21,793
Edison International
1,470,592
0 .6
12,457
Electronic Arts, Inc.
1,713,834
0 .7
2,591
Elevance Health, Inc.
1,278,503
0 .5
12,751
Emerson Electric Co.
1,169,649
0 .5
6,461
EOG Resources, Inc.
735,197
0 .3
51,265  Equitrans Midstream
Corp.
522,390
0 .2
24,329
Equity Residential
1,464,363
0 .6
2,751  Erie Indemnity Co. - Class
A
951,378
0 .4
18,578
Essent Group Ltd.
1,024,763
0 .4
26,231
Evergy, Inc.
1,331,748
0 .6
11,348
Fortive Corp.
887,187
0 .4
26,736  Gaming and Leisure
Properties, Inc.
1,220,498
0 .5
23,929
General Mills, Inc.
1,553,231
0 .6
8,058
General Motors Co.
312,650
0 .1
12,900
Genpact Ltd.
463,110
0 .2
34,755
Gentex Corp.
1,151,433
0 .5
8,909
Genuine Parts Co.
1,249,309
0 .5
26,148
Gilead Sciences, Inc.
2,046,342
0 .9
27,469
H&R Block, Inc.
1,286,648
0 .5
20,222  Hartford Financial
Services Group, Inc.
1,758,505
0 .7
4,178
HF Sinclair Corp.
236,015
0 .1
2,854
Humana, Inc.
1,078,983
0 .5
2,154
Ingredion, Inc.
231,706
0 .1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
8,944  International Bancshares
Corp.
$ 472,780
0 .2
10,754  Iridium Communications,
Inc.
389,940
0 .2
27,810
Johnson & Johnson
4,419,009
1 .8
6,400
JPMorgan Chase & Co.
1,115,904
0 .5
12,761
Kimberly-Clark Corp.
1,543,698
0 .6
14,151
Leidos Holdings, Inc.
1,563,261
0 .7
11,682
LKQ Corp.
545,199
0 .2
752
Lockheed Martin Corp.
322,916
0 .1
20,342
Loews Corp.
1,482,118
0 .6
9,383  Marsh & McLennan Cos.,
Inc.
1,818,801
0 .8
2,217
McDonald's Corp.
648,960
0 .3
2,710
McKesson Corp.
1,354,702
0 .6
33,945
Merck & Co., Inc.
4,099,877
1 .7
18,712
MetLife, Inc.
1,297,116
0 .5
71,286
MGIC Investment Corp.
1,414,314
0 .6
3,450  Mondelez International,
Inc. - Class A
259,682
0 .1
13,107  MSC Industrial Direct Co.,
Inc. - Class A
1,293,399
0 .5
15,253
National Fuel Gas Co.
719,331
0 .3
32,634  National Retail Properties,
Inc.
1,316,456
0 .5
12,837
NetApp, Inc.
1,119,386
0 .5
1,731
NewMarket Corp.
965,569
0 .4
37,274
NiSource, Inc.
968,006
0 .4
18,522
NorthWestern Corp.
891,279
0 .4
1,677
NVIDIA Corp.
1,031,808
0 .4
6,151
ONE Gas, Inc.
377,487
0 .2
13,273
OneMain Holdings, Inc.
631,795
0 .3
35,781
Patterson Cos., Inc.
1,068,421
0 .4
18,288
PepsiCo, Inc.
3,082,077
1 .3
34,124
Pfizer, Inc.
924,078
0 .4
25,765  Philip Morris International,
Inc.
2,340,750
1 .0
13,872
Phillips 66
2,001,868
0 .8
15,027  Pinnacle West Capital
Corp.
1,035,360
0 .4
4,887
PPG Industries, Inc.
689,262
0 .3
19,801
Procter & Gamble Co.
3,111,529
1 .3
7,254
Qualcomm, Inc.
1,077,292
0 .5
7,431  Reinsurance Group of
America, Inc.
1,292,177
0 .5
4,403  Reliance Steel &
Aluminum Co.
1,256,704
0 .5
89,216
Rithm Capital Corp.
954,611
0 .4
29,393
Rollins, Inc.
1,273,011
0 .5
8,783
Ryder System, Inc.
997,485
0 .4
15,514
Sempra Energy
1,110,182
0 .5
4,168
Sherwin-Williams Co.
1,268,656
0 .5
5,187
Snap-on, Inc.
1,503,867
0 .6
16,867
Sonoco Products Co.
959,732
0 .4
22,054  SS&C Technologies
Holdings, Inc.
1,345,735
0 .6
15,916
Synchrony Financial
618,655
0 .3
14,901
TEGNA, Inc.
232,307
0 .1
12,386
Texas Instruments, Inc.
1,983,246
0 .8
9,391
Travelers Cos., Inc.
1,984,882
0 .8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,140
UnitedHealth Group, Inc.
$ 1,606,864
0 .7
29,374
Unum Group
1,419,939
0 .6
12,772
Valero Energy Corp.
1,774,031
0 .7
70,435  Verizon Communications,
Inc.
2,982,922
1 .2
49,401
VICI Properties, Inc.
1,487,958
0 .6
38,225
Wells Fargo & Co.
1,918,131
0 .8
62,562
Wendy's Co.
1,193,683
0 .5
3,721
Xcel Energy, Inc.
222,776
0 .1
159,238,587
66 .1
Total Common Stock
(Cost $210,016,845)
234,382,095
97 .4
EXCHANGE-TRADED FUNDS : 2 .2%
29,394  iShares MSCI EAFE
Value ETF
1,514,967
0 .6
22,613  iShares Russell 1000
Value ETF
3,739,059
1 .6
5,254,026
2 .2
Total Exchange-Traded
Funds
(Cost $5,033,112)
5,254,026
2 .2
RIGHTS : 0.0%
Spain : 0.0%
15,030
(2)
ACS Actividades de
Construccion y Servicios
SA
6,887
0.0
Total Rights
(Cost $7,484)
6,887
0.0
Total Long-Term
Investments
(Cost $215,057,441)
239,643,008
99 .6
SHORT-TERM INVESTMENTS : 0 .1%
Mutual Funds : 0 .1%
329,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
(Cost $329,000) $ 329,000 0 .1
Total Short-Term
Investments
(Cost $329,000)
329,000
0 .1
Total Investments in
Securities
(Cost $215,386,441) $ 239,972,008 99 .7
Assets in Excess of
Other Liabilities 819,128 0 .3
Net Assets $ 240,791,136 100 .0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Rate shown is the 7-day yield as of January 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21 .8%
Health Care 15 .9
Industrials 12 .9
Consumer Staples 9 .3
Energy 7 .1
Utilities 5 .8
Information Technology 5 .8
Communication Services 5 .6
Materials 5 .1
Consumer Discretionary 4 .6
Real Estate 3 .5
Exchange-Traded Funds 2 .2
Short-Term Investments 0 .1
Assets in Excess of Other Liabilities 0 .3
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 5,614,477 $ — $ 5,614,477
Bermuda 2,472,346 — — 2,472,346
Brazil 1,048,779 — — 1,048,779
Canada 5,323,317 — — 5,323,317
Denmark — 1,340,668 — 1,340,668
Finland — 1,313,016 — 1,313,016
France — 5,393,144 — 5,393,144
Germany — 2,512,100 — 2,512,100
Hong Kong 459,249 3,197,609 — 3,656,858
Israel — 413,732 — 413,732
Italy — 3,070,611 — 3,070,611
Japan — 16,917,858 — 16,917,858
Jordan — 503,335 — 503,335
Netherlands — 4,073,616 — 4,073,616
New Zealand 277,174 — — 277,174
Norway — 786,826 — 786,826
Singapore — 831,555 — 831,555
Spain — 4,566,865 — 4,566,865
Sweden — 1,580,545 — 1,580,545
Switzerland — 3,275,899 — 3,275,899
United Kingdom 2,321,729 7,849,058 — 10,170,787
United States 159,238,587 — — 159,238,587
Total Common Stock 171,141,181 63,240,914 — 234,382,095
Exchange-Traded Funds 5,254,026 — — 5,254,026
Rights 6,887 — — 6,887
Short-Term Investments 329,000 — — 329,000
Total Investments, at fair value $ 176,731,094 $ 63,240,914 $ — $ 239,972,008
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 31,004,067
Gross Unrealized Depreciation (6,418,500)
Net Unrealized Appreciation $ 24,585,567